Convertible Preferred Stock Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Preferred Stock [Line Items]
Shares Authorized	0	10,000,000	0
Shares Issued	0	0	0
Shares Outstanding	0	0	0
Carrying Amount	$ 0	$ 0	$ 0
Series A Preferred Stock
Preferred Stock [Line Items]
Shares Authorized	10,831,164	0	10,831,164
Shares Issued	10,831,164	0	10,831,164
Shares Outstanding	10,831,164	0	10,831,164
Carrying Amount	5,024	0	5,024
Aggregate Liquidation Preference	5,091
Issuance Price Per Share	$ 0.47
Series B Preferred Stock
Preferred Stock [Line Items]
Shares Authorized	7,000,000	0	7,000,000
Shares Issued	6,585,153	0	6,585,153
Shares Outstanding	6,585,153	0	6,585,153
Carrying Amount	15,007	0	15,007
Aggregate Liquidation Preference	15,080
Issuance Price Per Share	$ 2.29
Convertible Preferred Stock
Preferred Stock [Line Items]
Shares Authorized	17,831,164
Shares Issued	17,416,317
Shares Outstanding	17,416,317
Carrying Amount	20,031	0	20,031
Aggregate Liquidation Preference	$ 20,171